UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
			WASHINGTON, D.C. 20549


			     FORM 13F



FORM 13F COVER PAGE
-------------------


Report for the Calendar Year or Quarter Ended: 12/31/1999


Check here if Amendment [X]; Amendment Number: 01
This Amendment (Check only one.):	[X] is a restatement.
					[ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:
Name:		KBW ASSET MANAGEMENT, INC.
Address:	Two Hudson Place, 4th Floor
		Hoboken, NJ 07030


13F File Number:	28-04847


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this report on behalf of Reporting Manager:

Name:	Michael T. OBrien
Title:	President
Phone:	202-386-2946
Signature, Place, and Date of Signing:

	/s/  Michael T. OBrien


-----------------------------------------------
Hoboken, New Jersey
JANUARY 29, 2003


Restatement filed in order to consolidate positions, remove short positions, and remove cash equivalents.
Official List Volume 2003, Number 3 used as reference to remove cash equivalent position.



Report Type (Check only one. ):

[ X ]	13F HOLDINGS REPORT
[   ]	13F NOTICE
[   ]	13F COMBINATION REPORT


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE
---------------------


Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:		45

Form 13F Information Table Value Total:		80,655 (thousands)


List of Other Included Managers: NONE



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                                                                 FORM 13F INFORMATION TABLE

  COLUMN 1                       COLUMN 2    COLUMN 3   COLUMN 4 COLUMN 5           COLUMN 6 COLUMN 7      COLUMN 8
 -----------------------      -------------- --------- ---------- ------------------ -------- ------------- -----------------------
                                 TITLE                  VALUE    SHARES/  SH/ PUT/  INVSTMT  OTHER    VOTING AUTHORITY
NAME OF ISSUER                   OF CLASS     CUSIP   (x$1000)   PRN AMT  PRN CALL  DSCRETN  MNGRS  [SOLE] [SHARED[NONE]
 ----------------------------------------------------------------------------------------------------------------------------------
ALLSTATE CORP                      COM       20002101     915     38,000              SOLE           38,000
AMERICAN EXPRESS CO                COM       25816109     864      5,200              SOLE            5,200
AMERICAN FINANCIAL HLDGS INC       COM       26075101   1,809    144,000              SOLE          144,000
AMSOUTH BANCORPORATION             COM       32165102   3,383    175,136              SOLE          175,136
BANKNORTH GROUP INC NEW-DEL        COM      06646L100   1,151     43,050              SOLE           43,050
BLACKROCK INC CL A                 COM      09247X101   2,738    159,350              SOLE          159,350
CAPITAL ONE FINANCIAL CORP         COM      14040H105   5,382    111,700              SOLE          111,700
CCB FINANCIAL CORP                 COM      124875105   3,880     89,100              SOLE           89,100
CENTURA BANKS INC                  COM      15640T100   1,582     35,850              SOLE           35,850
CHARTER ONE FINANCIAL INC          COM      160903100   3,038    158,897              SOLE          158,897
CHASE MANHATTAN CORP NEW           COM      16161A108   3,550     45,700              SOLE           45,700
CITY NATIONAL CORP                 COM      178566105     655     19,900              SOLE           19,900
COLONIAL BANCGROUP INC             COM      195493309     428     41,300              SOLE           41,300
COMERICA INC                       COM      200340107   3,763     80,600              SOLE           80,600
COMMERCIAL FEDERAL CORP            COM      201647104   1,151     64,650              SOLE           64,650
CULLEN FROST BANKERS INC           COM      229899109   2,462     95,600              SOLE           95,600
FIRST SECURITY CORP-DEL            COM      336294103   2,117     82,900              SOLE           82,900
FIRST TENNESSEE NATIONAL CORP      COM      337162101   3,587    125,850              SOLE          125,850
FIRST UNION CORP                   COM      337358105   1,145     34,750              SOLE           34,750
FIRSTAR CORP WIS-NEW               COM      33763V109   2,016     95,450              SOLE           95,450
FLEETBOSTON FINL CORP              COM      339030108   3,014     86,550              SOLE           86,550
KEYCORP NEW                        COM      493267108     778     35,150              SOLE           35,150
LIBERTY FINANCIAL COMPANIES        COM      530512102     583     25,400              SOLE           25,400
M & T BANK CORP COM                COM      55261F104   4,387     10,590              SOLE           10,590
MELLON FINL CORP                   COM      58551A108   3,471    101,900              SOLE          101,900
NATIONAL CITY CORP                 COM      635405103     561     23,700              SOLE           23,700
NEUBERGER BERMAN INC               COM      641234109   1,644     66,100              SOLE           66,100
PEOPLES HERITAGE FINL GROUP        COM      711147108      21      1,400              SOLE            1,400
PNC FINANCIAL CORP                 COM      693475105   2,530     56,850              SOLE           56,850
PROSPERITY BANCSHARES INC          COM      743606105      10        600              SOLE              600
PROVIDIAN CORP                     COM      74406A102   2,596     28,500              SOLE           28,500
RELIANCE BANCORP INC               COM      759451107     647     18,750              SOLE           18,750
STERLING BANCSHARES INC            COM      858907108     462     41,300              SOLE           41,300
SUMMIT BANCORP                     COM      866005101   1,726     56,350              SOLE           56,350
SUPERIOR FINL CORP DEL             COM      868161100     668     60,000              SOLE           60,000
TEXAS REGIONAL BANCSHARES INC      COM      882673106     385     13,300              SOLE           13,300
TRAVELERS/AETNA PROPERTY           COM      893939108     274      8,000              SOLE            8,000
TRIANGLE BANCORP INC - N.C.        COM      895835106   1,087     56,100              SOLE           56,100
U S BANCORP-DEL                    COM      902973106   3,114    130,729              SOLE          130,729
U S TREASURY NOTE SER F-2000       COM      912827K43   1,000  1,000,000              SOLE        1,000,000
U S TRUST CORP NEW                 COM      91288L105   2,144     26,750              SOLE           26,750
UCBH HOLDINGS INC                  COM      90262T308     278     13,500              SOLE           13,500
WASHINGTON MUTUAL INC              COM      939322103     701     27,050              SOLE           27,050
WESTAMERICA BANCORP                COM      957090103   1,098     39,300              SOLE           39,300
WILMINGTON TRUST CORP              COM      971807102   1,860     38,550              SOLE           38,550

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